Partners' Equity (Table) (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Total Quarterly Distribution Target Amount | Minimum Quarterly Distribution | Minimum
Distribution Per Unit	$ 0.365
Total Quarterly Distribution Target Amount | First Target Distribution | Maximum
Distribution Per Unit	0.42
Total Quarterly Distribution Target Amount | Second Target Distribution | Maximum
Distribution Per Unit	0.456
Total Quarterly Distribution Target Amount | Second Target Distribution | Minimum
Distribution Per Unit	0.42
Total Quarterly Distribution Target Amount | Third Target Distribution | Maximum
Distribution Per Unit	0.548
Total Quarterly Distribution Target Amount | Third Target Distribution | Minimum
Distribution Per Unit	0.456
Total Quarterly Distribution Target Amount | Thereafter | Minimum
Distribution Per Unit	$ 0.548
Limited Unitholders | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	99.90%
Limited Unitholders | First Target Distribution
Percentage allocations of the additional available cash	99.90%
Limited Unitholders | Second Target Distribution
Percentage allocations of the additional available cash	85.00%
Limited Unitholders | Third Target Distribution
Percentage allocations of the additional available cash	75.00%
Limited Unitholders | Thereafter
Percentage allocations of the additional available cash	50.00%
General Partner | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | First Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Second Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Third Target Distribution
Percentage allocations of the additional available cash	0.10%
General Partner | Thereafter
Percentage allocations of the additional available cash	0.10%
Holders of IDRs | Minimum Quarterly Distribution
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | First Target Distribution
Percentage allocations of the additional available cash	0.00%
Holders of IDRs | Second Target Distribution
Percentage allocations of the additional available cash	14.90%
Holders of IDRs | Third Target Distribution
Percentage allocations of the additional available cash	24.90%
Holders of IDRs | Thereafter
Percentage allocations of the additional available cash	49.90%